Commitments and Contingencies (Details Narrative) $ / shares in Units, $ in Millions																					1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 27, 2024 USD ($) shares	Jul. 28, 2024 shares	Jul. 26, 2024 $ / shares shares	May 01, 2024 shares	Mar. 25, 2024 shares	Mar. 08, 2024 USD ($)	Feb. 05, 2024 $ / shares shares	Jan. 19, 2024 shares	Dec. 10, 2023 USD ($) $ / shares shares	Nov. 15, 2023 USD ($)	Sep. 12, 2023 USD ($) shares	Aug. 31, 2023 USD ($) shares	Jun. 23, 2023 USD ($)	Jun. 23, 2023 USD ($)	Mar. 01, 2023	Dec. 06, 2022 $ / shares shares	Oct. 10, 2022 USD ($) ft²	Apr. 01, 2022 EUR (€)	Mar. 14, 2022 shares	Jul. 22, 2021 USD ($)	Nov. 06, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 shares	Mar. 31, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 23, 2024 $ / shares	Oct. 11, 2024 $ / shares	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 AUD ($)	Sep. 04, 2024 $ / shares	Aug. 12, 2024	Jun. 30, 2024 USD ($)	Apr. 19, 2024 USD ($)	Apr. 18, 2024 $ / shares	Feb. 21, 2024 $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Jun. 07, 2021 USD ($)
Loss Contingencies [Line Items]
Lease agreement description																	As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease,
Operating lease, term of contract, lease initial term															48 months
Lease terms, operating leases annual increase in rent																	3.00%
Lease payment																										$ 1,068,000	$ 1,325,000	$ 1,759,000	$ 877,000
Share price per share | $ / shares																						$ 20.00				$ 20.00		$ 20.00
Option to purchase common stock | $ / shares																													$ 2.50
Issuance of common stock in lieu of cash per settlement agreement , shares | shares																										125,847	718,574	718,574	10,974
Purchase price | $ / shares			$ 1.90																															$ 1.14
Damages sought value										$ 575,000
Recovery bonus										$ 150,000
Principal amount	$ 200,000																					$ 4,800,000				$ 4,800,000		$ 2,500,000	$ 5,265,000
Payments of financing costs																										1,052,000	$ 1,496,000	2,156,000	58,000
Accrued interest	11,000																									813,000		388,000	$ 146,000
Shares conversion value																							$ 9,601,000					9,601,000
Payment period														2 years
Deferred compensation																												$ 1,600,000
Issuance of stock options | shares																											19,773	19,773
Name of plaintiff										Tony Kalajian
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Accrued Liabilities, Current																												$ 300,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Purchase price | $ / shares																														$ 1.13
Principal amount																					$ 1,800,000
Accrued interest																					$ 118,000
Interest rate								12.00%
Investor [Member]
Loss Contingencies [Line Items]
Issuance of stock options | shares		5,000
Mr Camaisa [Member]
Loss Contingencies [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares												46,972
Deferred compensation equity												$ 700,000
Mr Leftwich [Member]
Loss Contingencies [Line Items]
Deferred compensation equity												$ 500,000
Interest rate												24.00%																							14.00%
Mr.Kalajian [Member]
Loss Contingencies [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares											4,683
Deferred compensation											$ 333,000
Common Stock [Member]
Loss Contingencies [Line Items]
Share price per share | $ / shares			$ 1.431
Issuance of common stock in lieu of cash per settlement agreement , shares | shares			698,812	13,943																								155
Purchase price | $ / shares			$ 1.431																																			$ 4.00
Shares conversion value
Shares Converted | shares																							718,574					718,574
Issuance of stock options | shares																							2,082	2,082	15,609			19,773	10,974
Common Stock [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Shares issued price per share | $ / shares																															$ 0.0001
FLAG Warrants [Member] | Mr Camaisa [Member]
Loss Contingencies [Line Items]
Warrants | shares												46,972
Warrant [Member]
Loss Contingencies [Line Items]
Purchase price | $ / shares			$ 1.90
Restricted Stock [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares								893
San Diego Lease Agreement [Member]
Loss Contingencies [Line Items]
Area of land | ft²																	15,197
Payments for rent																	$ 100,000
Lease payment																	100,000
Letter of credit amount																	100,000
San Diego Lease Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Guaranty of lease, value																	$ 900,000
Stem Vac Office Lease Agreement [Member]
Loss Contingencies [Line Items]
Payments for rent | €																		€ 4,047
Operating lease expense																						300,000	$ 400,000			1,100,000	$ 1,300,000	$ 1,600,000	$ 900,000
Stem Vac Office Lease Agreement [Member] | Expires on September 30, 2027 [Member]
Loss Contingencies [Line Items]
Payments for rent | €																		€ 4,000
Terminated Physician Agreement [Member]
Loss Contingencies [Line Items]
Number of shares, options to purchase | shares																													0.1
Settlement value																													$ 200,000
Option to purchase common stock | $ / shares																													$ 2.50
Terminated Physician Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Shares issued | shares																5,000													25,000
Share price per share | $ / shares																$ 38.60													$ 38.60
Number of shares, options to purchase | shares																10,000													100,000
Exercise price per share | $ / shares																$ 38.60
Claims value																													$ 5,000,000.0
Terminated Physician Agreement [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Number of shares vested | shares																			300,000
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Discount rate						94.00%
Convertible note, settlement																																					$ 1,500,000
Settlement Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Discount rate						94.00%
Settlement Agreement [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares							20,000
Warrants | shares							40,000																																40,000
Purchase price | $ / shares							$ 13.20																																$ 13.20
Warrants and Rights Outstanding, Term			3 years				5 years																																5 years
Settlement Agreement [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares							20,000
Warrants | shares							40,000
Purchase price | $ / shares							$ 13.20
Warrants and Rights Outstanding, Term							5 years
Settlement Agreement [Member] | Restricted Stock [Member] | Warrant [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares							40,000
Convertible Promissory Note Purchase Agreement [Member]
Loss Contingencies [Line Items]
Unasserted Claim						$ 1,500,000
Discount rate						6.00%
Payments of financing costs						$ 8,000,000.0
Interest rate						150.00%
Convertible note, settlement																																					$ 1,500,000
Convertible Promissory Note Purchase Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Unasserted Claim						$ 1,500,000
Discount rate						6.00%
Payments of financing costs						$ 8,000,000
Interest rate						150.00%
Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member]
Loss Contingencies [Line Items]
Payments of financing costs						$ 2,000,000.0
Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payments of financing costs						2,000,000
Convertible Promissory Note Purchase Agreement [Member] | 2024 Loan [Member]
Loss Contingencies [Line Items]
Principal amount						2,000,000.0
Convertible Promissory Note Purchase Agreement [Member] | 2024 Loan [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Principal amount						2,000,000.0
Convertible Promissory Note Purchase Agreement [Member] | 2024 Notes [Member]
Loss Contingencies [Line Items]
Principal amount	200,000					3,500,000																1,800,000				1,800,000
Accrued interest	11,000
Shares conversion value	$ 2,000,000.0
Shares Converted | shares	184,810
Convertible Promissory Note Purchase Agreement [Member] | 2024 Notes [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Principal amount						$ 3,500,000
Manufacturing And Other Supplier Agreements [Member] | Vendors [Member]
Loss Contingencies [Line Items]
Aggregate commitments																						7,100,000				7,100,000		7,300,000
Accounts payable and accrued expenses and other current liabilities																												6,100,000
Manufacturing And Other Supplier Agreements [Member] | Vendors [Member] | AUSTRALIA
Loss Contingencies [Line Items]
Other commitment																						1,700,000				1,700,000		2,000,000.0					$ 2.4							€ 2,000,000.0	$ 2.9
Manufacturing And Other Supplier Agreements [Member] | Vendors [Member] | Europe [Member]
Loss Contingencies [Line Items]
Other commitment																						800,000				800,000		900,000				€ 800,000								€ 800,000
Accounts payable and accrued expenses and other current liabilities																						6,800,000				6,800,000		$ 6,100,000
Northwestern Agreement [Member]
Loss Contingencies [Line Items]
Other commitment																																										$ 10,000,000
License Agreement [Member]
Loss Contingencies [Line Items]
Payments for royalties																				$ 18,700,000
Separation And Release Agreement [Member] | George Ng [Member]
Loss Contingencies [Line Items]
Payment to related party													$ 500,000	$ 500,000																						$ 50,000
Commitment fee percentage													8.00%	8.00%
Accrued expenses and other current liabilities																						$ 400,000				$ 400,000
Contingent bonus and consulting services fees													$ 200,000
Standby Equity Purchase Agreement [Member]
Loss Contingencies [Line Items]
Structuring fee									$ 25,000
Issuance of commitment fee shares | shares									13,875
Proceeds from Issuance of Common Stock									$ 250,000
Line of Credit Facility, Commitment Fee Amount									$ 250,000
Standby Equity Purchase Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Shares issued | shares									25,000,000
Shares issued price per share | $ / shares									$ 0.0001
Equity purchase description									(i) an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an advance notice, or (ii) 500,000 shares. For the SEPA to be utilized, the shares underlying the agreement need to be registered on a Form S-1 filed with the SEC. As of December 31, 2023, the Company has not registered the shares underlying the SEPA and has not issued any shares under the SEPA
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Issuance of stock, shares | shares					5,000